Commitments and contingencies - Maturity (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Purchase Obligations
2021	¥ 238,021
2022	232,228
2023	194,203
2024	135,200
Thereafter	130,447
Total	¥ 930,099